SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Accumulated deficit	$ 95,221,907						$ 95,221,907		$ 87,356,260
Net loss	$ 1,828,914	$ 3,035,345	$ 3,001,388	$ 6,350,494	$ 3,202,620	$ 7,957,833	$ 7,865,647	$ 17,510,948